AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 91.5%
Affiliated Mutual Funds — 39.4%
AST High Yield Portfolio*	290,714	$2,782,133
AST Prudential Core Bond Portfolio*	1,696,957	22,009,529
AST QMA US Equity Alpha Portfolio*	208,522	5,225,567
PGIM Select Real Estate Fund (Class R6)	218,114	2,141,881

Total Affiliated Mutual Funds (cost $31,081,071)(w)		32,159,110
Common Stocks — 16.0%
Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	9,685	263,390
Airlines — 0.1%
Air Canada (Canada)*	3,000	33,575
Deutsche Lufthansa AG (Germany)	5,978	56,409
Turk Hava Yollari AO (Turkey)*	16,349	22,295
		112,279
Auto Components — 0.1%
Hankook Tire & Technology Co. Ltd. (South Korea)	1,484	23,431
Hyundai Mobis Co. Ltd. (South Korea)	189	26,154
		49,585
Automobiles — 0.2%
Hyundai Motor Co. (South Korea)	734	53,112
Kia Motors Corp. (South Korea)	2,436	51,694
Peugeot SA (France)	3,244	43,183
Renault SA (France)	843	16,402
		164,391
Banks — 1.1%
Banco Macro SA (Argentina), ADR	2,987	50,719
Bank of Communications Co. Ltd. (China) (Class H Stock)	55,000	33,580
Barclays PLC (United Kingdom)	16,536	19,051
BNK Financial Group, Inc. (South Korea)	13,195	47,891
BNP Paribas SA (France)	640	19,276
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	62,000	30,594
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	34,336
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	51,600	38,347
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	82,000	33,535
Credit Agricole SA (France)	2,602	18,897
Grupo Financiero Galicia SA (Argentina), ADR	3,999	28,193
Hana Financial Group, Inc. (South Korea)	6,767	127,474
Industrial Bank of Korea (South Korea)	12,802	78,365
KB Financial Group, Inc. (South Korea)	2,412	67,806
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,419	18,919
Sberbank of Russia PJSC (Russia)	9,580	22,588
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Shinhan Financial Group Co. Ltd. (South Korea)	3,984	$92,898
Turkiye Garanti Bankasi A/S (Turkey)*	18,357	22,540
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	16,908	12,008
VTB Bank PJSC (Russia)	115,450,000	47,409
Woori Financial Group, Inc. (South Korea)	10,011	62,464
		906,890
Beverages — 0.1%
Coca-Cola HBC AG (Switzerland)	2,305	49,450
Diageo PLC (United Kingdom)	1,937	62,093
		111,543
Capital Markets — 0.2%
3i Group PLC (United Kingdom)	5,767	56,184
CI Financial Corp. (Canada)	1,100	10,919
Hargreaves Lansdown PLC (United Kingdom)	1,448	24,751
Reinet Investments SCA (Luxembourg)	429	6,778
Standard Life Aberdeen PLC (United Kingdom)	16,333	44,591
		143,223
Chemicals — 0.0%
Teijin Ltd. (Japan)	1,800	30,467
Commercial Services & Supplies — 0.0%
G4S PLC (United Kingdom)	12,418	14,318
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	12,000	63,843
Construction & Engineering — 0.1%
Daelim Industrial Co. Ltd. (South Korea)	847	50,982
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	2,815	6,710
GS Engineering & Construction Corp. (South Korea)	359	5,950
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	959	12,191
		75,833
Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	2,100	24,338
Diversified Financial Services — 0.2%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	10,945
Haci Omer Sabanci Holding A/S (Turkey)	22,952	25,968
M&G PLC (United Kingdom)*	8,358	11,694
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	5,300	26,074
ORIX Corp. (Japan)	2,200	26,254
A1

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
REC Ltd. (India)	25,124	$29,362
		130,297
Diversified Telecommunication Services — 0.3%
Elisa OYJ (Finland)	487	30,247
Nippon Telegraph & Telephone Corp. (Japan)	7,000	167,722
Proximus SADP (Belgium)	1,222	28,029
Telkom SA SOC Ltd. (South Africa)	22,186	25,257
		251,255
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil)	5,200	23,878
CEZ A/S (Czech Republic)	366	6,008
Chubu Electric Power Co., Inc. (Japan)	2,500	35,472
Endesa SA (Spain)	1,454	31,066
Enel SpA (Italy)	36,130	252,191
Fortum OYJ (Finland)	1,609	23,674
Iberdrola SA (Spain)	3,761	37,153
Inter RAO UES PJSC (Russia)	264,000	16,226
PGE Polska Grupa Energetyczna SA (Poland)*	35,640	32,867
Terna Rete Elettrica Nazionale SpA (Italy)	5,718	36,308
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	9,300	32,553
		527,396
Electronic Equipment, Instruments & Components — 0.4%
AU Optronics Corp. (Taiwan)	132,000	27,052
Delta Electronics, Inc. (Taiwan)	7,000	27,728
Foxconn Technology Co. Ltd. (Taiwan)	13,000	21,284
Hon Hai Precision Industry Co. Ltd. (Taiwan)	24,000	55,220
LG Display Co. Ltd. (South Korea)*	2,229	20,122
Synnex Technology International Corp. (Taiwan)	28,000	34,454
Walsin Technology Corp. (Taiwan)	5,000	26,404
WPG Holdings Ltd. (Taiwan)	9,000	10,569
Yageo Corp. (Taiwan)	2,000	17,815
Zhen Ding Technology Holding Ltd. (Taiwan)	18,000	55,258
		295,906
Equity Real Estate Investment Trusts (REITs) — 0.1%
H&R Real Estate Investment Trust (Canada)	3,600	22,844
Klepierre SA (France)	983	20,701
RioCan Real Estate Investment Trust (Canada)	1,900	21,777
SmartCentres Real Estate Investment Trust (Canada)	500	6,694
		72,016
Food & Staples Retailing — 0.4%
Cencosud SA (Chile)	9,026	9,387
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Colruyt SA (Belgium)	498	$27,028
Empire Co. Ltd. (Canada) (Class A Stock)	300	5,869
Jeronimo Martins SGPS SA (Portugal)	1,542	27,841
Koninklijke Ahold Delhaize NV (Netherlands)	9,768	227,974
		298,099
Food Products — 0.1%
Associated British Foods PLC (United Kingdom)	1,030	23,037
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,900	12,466
Nestle Malaysia Bhd (Malaysia)	900	28,442
		63,945
Gas Utilities — 0.2%
Enagas SA (Spain)	1,359	27,142
Naturgy Energy Group SA (Spain)	1,469	25,938
Osaka Gas Co. Ltd. (Japan)	400	7,565
Snam SpA (Italy)	7,162	33,228
Toho Gas Co. Ltd. (Japan)	500	22,793
Tokyo Gas Co. Ltd. (Japan)	1,100	26,120
		142,786
Health Care Equipment & Supplies — 0.7%
Asahi Intecc Co. Ltd. (Japan)	500	12,415
Cochlear Ltd. (Australia)	243	27,844
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,588	28,609
Hartalega Holdings Bhd (Malaysia)	13,200	20,911
Hoya Corp. (Japan)	1,000	85,202
Koninklijke Philips NV (Netherlands)	6,809	274,511
Olympus Corp. (Japan)	2,400	34,836
Sysmex Corp. (Japan)	500	36,022
Top Glove Corp. Bhd (Malaysia)	22,600	33,694
		554,044
Health Care Providers & Services — 0.1%
Bangkok Dusit Medical Services PCL (Thailand)	49,500	28,370
Bumrungrad Hospital PCL (Thailand)	4,100	14,244
		42,614
Hotels, Restaurants & Leisure — 0.1%
Flight Centre Travel Group Ltd. (Australia)	1,334	8,744
Flutter Entertainment PLC (Ireland)	327	29,512
InterContinental Hotels Group PLC (United Kingdom)	541	23,246
		61,502
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	3,465	18,788
Berkeley Group Holdings PLC (United Kingdom)	1,261	56,212

A2

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Coway Co. Ltd. (South Korea)	1,109	$52,563
LG Electronics, Inc. (South Korea)	690	27,098
Nien Made Enterprise Co. Ltd. (Taiwan)	2,000	11,954
Persimmon PLC (United Kingdom)	1,918	45,375
Taylor Wimpey PLC (United Kingdom)	19,654	28,665
		240,655
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	2,100	42,442
Industrial Conglomerates — 0.1%
Alfa SAB de CV (Mexico) (Class A Stock)	16,300	4,356
CITIC Ltd. (China)	27,000	28,276
CJ Corp. (South Korea)	437	23,067
Hanwha Corp. (South Korea)	1,902	23,743
Shanghai Industrial Holdings Ltd. (China)	3,000	4,526
		83,968
Insurance — 0.6%
Aegon NV (Netherlands)	28,109	70,866
Ageas (Belgium)	740	30,614
Aviva PLC (United Kingdom)	7,336	24,166
AXA SA (France)	1,356	23,380
BB Seguridade Participacoes SA (Brazil)	5,900	28,500
DB Insurance Co. Ltd. (South Korea)	292	8,294
Direct Line Insurance Group PLC (United Kingdom)	9,104	33,343
Fairfax Financial Holdings Ltd. (Canada)	100	30,657
Great-West Lifeco, Inc. (Canada)	1,500	25,911
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,944	36,024
iA Financial Corp., Inc. (Canada)	700	22,005
Intact Financial Corp. (Canada)	200	17,286
Manulife Financial Corp. (Canada)	2,100	26,368
NN Group NV (Netherlands)	1,422	37,978
Porto Seguro SA (Brazil)	4,800	40,923
RSA Insurance Group PLC (United Kingdom)	1,361	7,062
SCOR SE (France)	893	19,713
Sul America SA (Brazil), UTS	3,400	22,267
Sun Life Financial, Inc. (Canada)	800	25,735
		531,092
Interactive Media & Services — 0.1%
Auto Trader Group PLC (United Kingdom), 144A	12,937	69,967
Internet & Direct Marketing Retail — 0.1%
CJ ENM Co. Ltd. (South Korea)	505	42,821
IT Services — 0.8%
Amadeus IT Group SA (Spain)	1,033	49,063
Atos SE (France)	487	32,808
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Fujitsu Ltd. (Japan)	500	$45,360
HCL Technologies Ltd. (India)	41,953	241,754
Infosys Ltd. (India)	2,619	21,942
Nomura Research Institute Ltd. (Japan)	1,900	40,258
Tata Consultancy Services Ltd. (India)	4,275	103,170
Tech Mahindra Ltd. (India)	8,397	63,047
Wipro Ltd. (India)	29,316	76,213
		673,615
Machinery — 0.2%
Atlas Copco AB (Sweden) (Class A Stock)	1,152	38,589
Atlas Copco AB (Sweden) (Class B Stock)	1,055	31,007
Epiroc AB (Sweden) (Class A Stock)	3,016	29,711
Epiroc AB (Sweden) (Class B Stock)	856	8,436
Metso OYJ (Finland)	1,004	23,948
Sandvik AB (Sweden)	1,967	27,667
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	3,200	2,308
		161,666
Media — 0.0%
WPP PLC (United Kingdom)	2,858	19,451
Metals & Mining — 1.3%
Alrosa PJSC (Russia)	32,790	26,068
BHP Group Ltd. (Australia)	1,316	23,333
BHP Group PLC (Australia)	1,602	24,785
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	95,413	108,406
Evraz PLC (Russia)	17,168	48,903
Fortescue Metals Group Ltd. (Australia)	11,413	70,091
Kumba Iron Ore Ltd. (South Africa)	1,555	24,325
Magnitogorsk Iron & Steel Works PJSC (Russia)	127,600	61,616
MMC Norilsk Nickel PJSC (Russia)	809	197,817
Novolipetsk Steel PJSC (Russia)	37,300	58,066
Polyus PJSC (Russia)	812	109,802
Rio Tinto Ltd. (Australia)	589	30,228
Rio Tinto PLC (Australia)	1,436	65,710
Severstal PJSC (Russia)	19,193	208,862
		1,058,012
Multiline Retail — 0.1%
Harvey Norman Holdings Ltd. (Australia)	7,935	14,320
Hyundai Department Store Co. Ltd. (South Korea)	911	43,780
Shinsegae, Inc. (South Korea)	161	28,598
Wesfarmers Ltd. (Australia)	1,359	28,948
		115,646
Multi-Utilities — 0.0%
Centrica PLC (United Kingdom)	36,347	17,137
Oil, Gas & Consumable Fuels — 0.1%
Adaro Energy Tbk PT (Indonesia)	308,600	18,593

A3

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Aker BP ASA (Norway)	452	$5,776
Bukit ASAm Tbk PT (Indonesia)	290,500	38,950
Equinor ASA (Norway)	1,816	22,471
Repsol SA (Spain)	1,179	10,802
Tatneft PJSC (Russia)	955	6,669
United Tractors Tbk PT (Indonesia)	14,100	14,572
		117,833
Personal Products — 0.2%
Unilever NV (United Kingdom)	2,644	130,230
Unilever PLC (United Kingdom)	561	28,321
		158,551
Pharmaceuticals — 1.6%
Astellas Pharma, Inc. (Japan)	2,500	38,733
AstraZeneca PLC (United Kingdom)	3,000	269,599
Dr. Reddy’s Laboratories Ltd. (India)	716	29,389
GlaxoSmithKline PLC (United Kingdom)	15,058	283,788
Novartis AG (Switzerland)	968	79,685
Novo Nordisk A/S (Denmark) (Class B Stock)	641	38,580
Orion OYJ (Finland) (Class B Stock)	4,644	189,543
Richter Gedeon Nyrt (Hungary)	1,527	28,869
Roche Holding AG (Switzerland)	828	268,170
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	13,124	117,854
		1,344,210
Professional Services — 0.7%
Experian PLC (United Kingdom)	978	27,032
Randstad NV (Netherlands)	6,154	215,385
RELX PLC (United Kingdom)	2,969	63,644
Wolters Kluwer NV (Netherlands)	4,016	283,899
		589,960
Real Estate Management & Development — 1.2%
Agile Group Holdings Ltd. (China)	44,000	47,409
Aldar Properties PJSC (United Arab Emirates)	102,971	43,041
China Aoyuan Group Ltd. (China)	6,000	6,945
China Evergrande Group (China)	20,000	32,999
CIFI Holdings Group Co. Ltd. (China)	46,000	33,040
CK Asset Holdings Ltd. (Hong Kong)	9,000	50,797
Emaar Properties PJSC (United Arab Emirates)	60,623	36,553
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	54,400	70,540
Hang Lung Properties Ltd. (Hong Kong)	16,000	32,522
Henderson Land Development Co. Ltd. (Hong Kong)	7,900	29,953
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	10,131
Kaisa Group Holdings Ltd. (China)*	67,000	24,590
Kerry Properties Ltd. (Hong Kong)	18,000	47,258
KWG Group Holdings Ltd. (China)*	25,500	36,125
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Logan Property Holdings Co. Ltd. (China)	18,000	$27,619
New World Development Co. Ltd. (Hong Kong)	20,000	21,415
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	3,360	2,701
Shimao Property Holdings Ltd. (China)	10,500	36,724
Sino Land Co. Ltd. (Hong Kong)	8,000	10,094
Sino-Ocean Group Holding Ltd. (China)	64,500	16,320
SOHO China Ltd. (China)	39,500	20,225
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	32,869
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	134,540
Swire Properties Ltd. (Hong Kong)	8,400	23,509
Wharf Holdings Ltd. (The) (Hong Kong)	27,000	47,424
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	6,000	24,652
Wheelock & Co. Ltd. (Hong Kong)	12,000	81,322
Yuexiu Property Co. Ltd. (China)	92,000	16,488
		997,805
Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	400	31,274
Canadian Pacific Railway Ltd. (Canada)	100	22,067
		53,341
Semiconductors & Semiconductor Equipment — 0.9%
ASE Technology Holding Co. Ltd. (Taiwan)	15,000	28,949
Globalwafers Co. Ltd. (Taiwan)	3,000	33,122
MediaTek, Inc. (Taiwan)	3,000	32,461
Nanya Technology Corp. (Taiwan)	20,000	35,376
Novatek Microelectronics Corp. (Taiwan)	10,000	56,749
NXP Semiconductors NV (Netherlands)	292	24,216
Phison Electronics Corp. (Taiwan)	4,000	32,881
Powertech Technology, Inc. (Taiwan)	13,000	36,629
Realtek Semiconductor Corp. (Taiwan)	6,000	43,076
SK Hynix, Inc. (South Korea)	2,365	160,032
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8,000	72,432
United Microelectronics Corp. (Taiwan)	148,000	66,020
Vanguard International Semiconductor Corp. (Taiwan)	14,000	27,383
Win Semiconductors Corp. (Taiwan)	4,000	34,238
Winbond Electronics Corp. (Taiwan)	66,000	24,673
		708,237
Software — 0.0%
Micro Focus International PLC (United Kingdom)	3,735	18,444

A4

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Open Text Corp. (Canada)	200	$6,994
		25,438
Specialty Retail — 0.6%
Hennes & Mauritz AB (Sweden) (Class B Stock)	16,273	209,193
Hotel Shilla Co. Ltd. (South Korea)	935	53,660
Industria de Diseno Textil SA (Spain)	7,159	185,227
Kingfisher PLC (United Kingdom)	10,312	18,216
		466,296
Technology Hardware, Storage & Peripherals — 0.5%
Advantech Co. Ltd. (Taiwan)	7,000	57,655
Asustek Computer, Inc. (Taiwan)	6,000	40,594
Catcher Technology Co. Ltd. (Taiwan)	5,000	32,191
Chicony Electronics Co. Ltd. (Taiwan)	20,000	50,197
Compal Electronics, Inc. (Taiwan)	78,000	44,661
Konica Minolta, Inc. (Japan)	3,800	15,375
Lite-On Technology Corp. (Taiwan)	33,000	44,996
Micro-Star International Co. Ltd. (Taiwan)	9,000	26,454
Pegatron Corp. (Taiwan)	14,000	26,931
Quanta Computer, Inc. (Taiwan)	14,000	27,952
Wistron Corp. (Taiwan)	61,000	49,403
		416,409
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	3,996	64,972
Feng TAY Enterprise Co. Ltd. (Taiwan)	5,000	21,526
Fila Holdings Corp. (South Korea)	747	17,708
Pou Chen Corp. (Taiwan)	62,000	52,693
Swatch Group AG (The) (Switzerland)	59	11,709
		168,608
Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	969	33,013
Imperial Brands PLC (United Kingdom)	1,489	27,534
Swedish Match AB (Sweden)	1,087	61,983
		122,530
Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	1,600	33,042
Marubeni Corp. (Japan)	4,500	22,390
Posco International Corp. (South Korea)	626	5,787
		61,219
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	208	22,738
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,248	50,526
		73,264
Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	2,900	85,948
NTT DOCOMO, Inc. (Japan)	3,300	103,144
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Softbank Corp. (Japan)	6,000	$76,574
SoftBank Group Corp. (Japan)	1,800	64,140
		329,806

Total Common Stocks (cost $17,049,388)		13,089,939
Exchange-Traded Funds — 35.9%
Invesco QQQ Trust Series 1	61,300	11,671,520
iShares 10-20 Year Treasury Bond ETF	3,100	519,600
iShares 1-3 Year Treasury Bond ETF	16,800	1,456,056
iShares 20+ Year Treasury Bond ETF	8,900	1,468,233
iShares 3-7 Year Treasury Bond ETF	29,500	3,933,530
iShares 7-10 Year Treasury Bond ETF	8,100	983,988
iShares Core S&P 500 ETF	22,400	5,788,160
iShares Currency Hedged MSCI Japan ETF (Japan)	6,000	163,200
iShares MSCI France ETF (France)	9,500	222,680
iShares MSCI Germany ETF (Germany)	16,200	347,976
iShares MSCI Italy ETF (Italy)	100,400	2,085,308
iShares MSCI Spain ETF (Spain)	3,500	71,120
SPDR S&P Biotech ETF	3,100	240,064
Technology Select Sector SPDR Fund	4,600	369,702

Total Exchange-Traded Funds (cost $30,886,316)		29,321,137
Preferred Stocks — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	523	24,359
Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	7,200	36,581
Cia Energetica de Minas Gerais (Brazil) (PRFC)	13,900	23,782
		60,363
Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC)	141,900	67,730
Transneft PJSC (Russia) (PRFC)	13	24,155
		91,885

Total Preferred Stocks (cost $258,230)		176,607

Total Long-Term Investments (cost $79,275,005)		74,746,793
Short-Term Investments — 8.5%
Affiliated Mutual Funds — 7.8%
PGIM Core Ultra Short Bond Fund(w)	6,265,311	6,265,311

A5

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $108,619; includes $108,602 of cash collateral for securities on loan)(b)(w)	108,822	$108,648

Total Affiliated Mutual Funds (cost $6,373,930)		6,373,959

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.7%
U.S. Treasury Bills
0.070%	06/18/20	600	599,864
(cost $599,909)

Total Short-Term Investments (cost $6,973,839)				6,973,823

TOTAL INVESTMENTS—100.0% (cost $86,248,844)				81,720,616

Liabilities in excess of other assets(z) — (0.0)%				(34,154)

Net Assets — 100.0%				$81,686,462

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,352; cash collateral of $108,602 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	Mini MSCI EAFE Index	Jun. 2020	$701,685	$51,797
34	S&P 500 E-Mini Index	Jun. 2020	4,368,490	279,467
				$331,264
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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